CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Nov. 13, 2024	Sep. 30, 2024	Sep. 11, 2024	Mar. 14, 2024	Dec. 31, 2023	Jun. 09, 2023	May 25, 2023	Nov. 25, 2021
Common stock, par value (In dollars per share)	$ 0.001	$ 0.001					$ 0.001
Common stock, shares authorized	85,000,000	85,000,000					85,000,000
Common stock, shares issued	28,500,548	26,987,787					24,991,329
Common stock, shares outstanding	28,500,548	26,987,787					24,991,329
Class A common stock
Common stock, par value (In dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	27,500,000	27,500,000
Class B common stock
Common stock, par value (In dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	4,000,000	4,000,000
Southport Acquisition Corp
Accrued dividend on marketable securities held in trust account	$ 1,439	$ 1,603					$ 198,419
Preferred stock, par value (In dollars per share)	$ 0.0001	$ 0.0001					$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000					1,000,000
Preferred stock, shares issued	0	0					0
Preferred stock, shares outstanding	0	0					0
Common stock, par value (In dollars per share)					$ 0.0001
Southport Acquisition Corp | Class A common stock
Common stock, par value (In dollars per share)	$ 0.0001	$ 0.0001					$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000					200,000,000
Common stock, shares issued	4,237,987	4,237,987		5,363,113			8,350,065		27,200,000
Common stock, shares outstanding	4,237,987	4,237,987		5,363,113			8,350,065		27,200,000
Southport Acquisition Corp | Class A common stock subject to redemption
Common stock subject to possible redemption, shares authorized	200,000,000	200,000,000					200,000,000
Common stock subject to possible redemption, shares issued	37,987	37,987	37,987	1,163,113		1,163,113	4,150,065	4,150,065
Common stock subject to possible redemption, shares outstanding	37,987	37,987	37,987			1,163,113	4,150,065	4,150,065	23,000,000
Southport Acquisition Corp | Class A common stock not subject to redemption
Common stock subject to possible redemption, shares outstanding									23,000,000
Common stock, shares issued	4,200,000	4,200,000					4,200,000
Common stock, shares outstanding	4,200,000	4,200,000					4,200,000		4,200,000
Southport Acquisition Corp | Class B common stock
Common stock, par value (In dollars per share)	$ 0.0001	$ 0.0001					$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000					20,000,000
Common stock, shares issued	1,550,000	1,550,000					1,550,000		1,550,000
Common stock, shares outstanding	1,550,000	1,550,000					1,550,000		1,550,000	5,750,000